UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06578
The Glenmede Portfolios

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments. — The schedules of investments for the period ended July 31, 2011, are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 97.6%

	Colorado — 1.6%
$2,165,000	Broomfield, CO, Water & Sewer Revenue, (AMBAC Insured),
	5.00% due 12/1/18	$2,210,660

	Connecticut — 1.5%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.00% due 1/1/15	2,046,834

	Florida — 4.7%
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A,
	5.00% due 1/1/14	2,209,240
1,390,000	Florida State, Water Pollution Control Financing, Corporation Revenue, Water Pollution Control,
	5.50% due 1/15/13	1,395,908
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.50% due 3/1/14	1,541,848
1,380,000	Winter Park, FL, Water & Sewer Revenue, (AMBAC Insured),
	5.25% due 12/1/14	1,458,977

		6,605,973

	Georgia — 3.6%
1,745,000	Georgia State, General Obligation Unlimited, Series B, Prerefunded 4/1/17 @ 100,
	5.00% due 4/1/19	2,091,103
1,525,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded 8/1/12 @ 100,
	5.00% due 8/1/18	1,598,658
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding,
	4.00% due 6/1/13	1,265,328

		4,955,089

	Illinois — 3.1%
3,500,000	Chicago, IL, General Obligation Unlimited, (AGMC Insured),
	5.00% due 1/1/26	3,567,340
710,000	Illinois State, General Obligation Unlimited, First Series,
	5.25% due 10/1/15	741,460

		4,308,800

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Indiana — 0.6%
$780,000	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, (AGMC Insured),
	5.00% due 2/1/18	$899,902

	Kentucky — 2.5%
3,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, Series A,
	5.00% due 8/1/19	3,429,690

	Maryland — 1.5%
1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited,
	5.00% due 3/1/17	2,088,054

	Massachusetts — 1.7%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.25% due 8/1/16	2,371,840

	Nebraska — 1.6%
2,150,000	University of Nebraska, Revenue Bond, Refunding, Lincoln Student Fees & Facilities,
	5.00% due 7/1/16	2,228,841

	New York — 5.7%
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.00% due 4/1/15	1,933,436
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.00% due 7/1/18	1,379,304
4,375,000	Triborough Bridge and Tunnel Authority Revenue, Refunding, Series B,
	5.25% due 11/15/17	4,634,481

		7,947,221

	North Carolina — 0.8%
1,000,000	Buncombe County, NC, Certificate Participation, Refunding, Series B,
	5.00% due 6/1/13	1,081,920

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Ohio — 6.2%
$1,775,000	Cleveland, OH, Waterworks Revenue, Series K, Prerefunded 1/1/12 @ 100, (FGIC Insured),
	5.25% due 1/1/19	$1,812,967
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B,
	5.00% due 3/15/13	1,073,880
700,000	Ohio State, General Obligation Unlimited, (AGMC Insured),
	5.50% due 11/1/13	777,896
2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.00% due 8/1/15	2,310,440
1,075,000	Ohio State, Higher Education, General Obligation Unlimited, Series B, Prerefunded, 11/1/11 @ 100,
	5.00% due 11/1/16	1,088,233
1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (AGMC Insured),
	5.00% due 6/15/13	1,624,020

		8,687,436

	Pennsylvania — 24.5%
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC and NPFG Insured),
	5.00% due 3/1/17	218,354
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, Prerefunded 11/1/14 @ 100, (NPFG Insured),
	5.50% due 11/1/29	1,959,199
500,000	Boyertown, PA, Area School District, (AGMC Insured),
	5.00% due 10/1/17	560,670
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.75% due 6/15/18	298,113
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured), Prerefunded 5/15/13 @ 100,
	5.00% due 5/15/16	540,525
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured),
	5.00% due 11/1/20	579,440
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.00% due 11/15/17	352,321

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.00% due 5/1/25	$447,556
215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.25% due 7/1/16	230,134
285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.25% due 7/1/16	311,673
750,000	Delaware River Port Authority, PA and NJ Revenue, (AGMC Insured),
	5.25% due 1/1/12	752,910
265,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured),
	5.50% due 8/1/18	297,203
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	549,639
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.00% due 9/1/20	1,113,640
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.00% due 4/1/17	380,165
955,000	Erie County, PA, General Obligation Unlimited,
	5.00% due 9/1/16	1,117,961
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.00% due 3/1/20	394,212
5,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity,
	6.00% due 4/1/12	5,163
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.00% due 11/15/18	701,340
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.00% due 7/1/16	567,465
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.00% due 6/1/16	1,373,205

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.50% due 11/15/24	$500,494
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.00% due 5/1/17	276,597
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.00% due 2/1/18	1,697,685
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.00% due 11/15/17	284,610
125,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.20% due 11/1/13	132,951
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.00% due 8/15/20	531,635
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.50% due 8/15/18	883,777
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured),
	5.00% due 6/1/18	777,903
1,000,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Center Technical School (AGMC Insured),
	5.00% due 2/15/15	1,133,340
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.00% due 3/1/16	1,742,805
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (AGMC Insured),
	5.25% due 6/1/24	1,879,681

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.25% due 12/1/14	$60,247
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured),
	5.00% due 12/1/17	280,807
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.25% due 7/1/14	1,131,380
80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.00% due 7/1/15	87,104
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.00% due 8/1/16	885,577
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.00% due 7/1/15	280,787
250,000	Philadelphia, PA, Municipal Authority Revenue, Refunding — Lease — Series B, (AGMC Insured),
	5.25% due 11/15/18	265,188
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.00% due 9/1/17	1,703,025
70,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.20% due 1/15/13	73,504
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited,
	5.00% due 2/15/20	2,828,436
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13 @ 100,
	5.50% due 9/15/39	1,640,940
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.375% due 4/1/14	257,913
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (AGC Insured),
	5.25% due 8/15/25	1,661,564
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.50% due 5/1/15	251,543

		34,000,381

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Puerto Rico — 0.1%
$100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.00% due 7/1/34	$112,944

	South Carolina — 4.0%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.00% due 4/1/15	2,777,150
2,500,000	South Carolina State, Public Service Authority Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.25% due 1/1/22	2,731,275

		5,508,425

	Tennessee — 4.8%
4,600,000	Memphis, TN, General Obligation Unlimited, Series D,
	5.00% due 7/1/19	5,454,450
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.00% due 7/1/17	1,247,998

		6,702,448

	Texas — 21.2%
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding,
	5.00% due 2/15/14	3,058,629
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured),
	5.00% due 3/1/16	3,294,630
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured),
	5.25% due 5/15/17	2,824,684
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A,
	5.25% due 2/15/14	1,194,441
1,500,000	Killeen, TX, Independent School District, General Obligation Unlimited, Prerefunded 2/15/12 @ 100,
	5.00% due 2/15/15	1,539,495
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited,
	5.00% due 8/1/14	1,127,600

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$450,000	Northside, TX, Independent School District, General Obligation Unlimited,
	5.00% due 2/15/14	$499,500
2,875,000	San Antonio, TX, Electric and Gas Revenue,
	5.00% due 2/1/21	3,263,786
2,000,000	San Antonio, TX, Electric and Gas Revenue, Unrefunded Balance, Refunding System,
	5.375% due 2/1/16	2,047,080
715,000	San Antonio, TX, General Obligation Limited,
	5.00% due 2/1/15	816,151
2,615,000	Tarrant Regional Water District, Revenue Bonds, (FGIC Insured),
	4.45% due 3/1/23	2,737,696
1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured),
	5.00% due 2/1/13	1,533,269
500,000	Texas State, Public Finance Authority, General Obligation Unlimited, Prerefunded 10/1/12 @ 100,
	5.375% due 10/1/13	530,095
2,600,000	Texas State, Water Financial Assistance, General Obligation Unlimited, Series B,
	5.00% due 8/1/23	2,905,630
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.00% due 8/15/16	2,070,127

		29,442,813

	Virginia — 2.4%
1,500,000	Virginia College Building Authority, Educational Facilities Revenue,
	5.00% due 9/1/13	1,641,735
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B,
	5.00% due 8/1/13	1,636,905

		3,278,640

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Washington — 5.5%
$1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG),
	5.00% due 1/1/21	$1,089,300
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.00% due 12/1/18	2,259,580
495,000	Washington State, General Obligation Limited, Prerefunded, 1/1/12 @ 100, (NPFG Insured),
	5.00% due 1/1/15	505,108
915,000	Washington State, General Obligation Limited, Unrefunded, (NPFG Insured),
	5.00% due 1/1/15	931,909
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.00% due 12/1/15	2,901,700

		7,687,597

	TOTAL MUNICIPAL BONDS (Cost $130,929,153)	135,595,508

TOTAL INVESTMENTS (Cost $130,929,153)[1]	97.6%	$135,595,508
OTHER ASSETS IN EXCESS OF LIABILITIES	2.4	3,315,095

NET ASSETS	100.0%	$138,910,603

* Percentages indicated are based on net assets.
[1] Aggregate cost for federal tax purposes was $130,929,153.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 97.3%

	Delaware — 3.2%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.00% due 1/1/17[1]	$547,630
500,000	5.00% due 1/1/19[1]	535,140

		1,082,770

	New Jersey — 92.4%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.00% due 2/1/16	529,846
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.50% due 12/15/19	562,715
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.00% due 10/15/14	551,440
250,000	Burlington County, NJ, Bridge Commission Revenue, Governmental Leasing Program (County Guaranteed),
	4.50% due 8/15/12	260,595
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.75% due 1/1/16	342,678
100,000	Chatham Boro, NJ, General Obligation Unlimited, (AGMC Insured),
	3.75% due 12/15/13	106,628
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.00% due 2/15/18	503,945
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity,
	5.00% due 5/1/13	135,170
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.00% due 8/1/18	407,253
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.50% due 10/1/14	330,966
250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100,
	4.50% due 10/1/23	271,748
250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.00% due 4/1/20	270,275
655,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (AGMC Insured),
	5.80% due 11/1/21	762,315

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	Gloucester Township, NJ, Board of Education, General Obligation Unlimited, (FGIC and NPFG Insured),
	4.25% due 8/1/15	$514,125
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.00% due 4/1/16	278,280
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.00% due 3/1/13	240,645
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, (County Guaranteed),
	5.00% due 4/1/16	493,850
500,000	Mercer County, NJ, Improvement Authority Revenue, Refunding, (County Guaranteed),
	5.00% due 9/1/18[2]	584,980
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.00% due 9/15/17	295,895
	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed):
30,000	5.45% due 9/15/11	30,129
330,000	5.125% due 12/15/27	360,327
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.00% due 8/1/16	338,634
160,000	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed),
	4.00% due 2/1/15	176,669
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.25% due 12/1/16	107,140
125,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.00% due 9/15/13	125,773
500,000	Morris County, NJ, General Obligation Unlimited,
	5.00% due 2/1/15	529,240
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.00% due 12/1/13	20,071
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.00% due 8/15/14	442,866

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC and NPFG Insured),
	5.25% due 6/15/14	$428,020
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.00% due 9/1/21	426,980
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.00% due 10/15/16	416,117
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.00% due 3/1/18	480,852
340,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	4.00% due 9/1/19	378,852
300,000	New Jersey Environmental Infrastructure Trust Revenue, Series A, Prerefunded 9/1/11 @ 101,
	5.00% due 9/1/14	304,290
325,000	New Jersey Environmental Infrastructure Trust, Revenue, Series A,
	5.25% due 9/1/19	388,622
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.00% due 7/1/16	280,002
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100,
	5.75% due 7/1/23	436,804
300,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity,
	5.25% due 7/1/15	348,165
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.00% due 3/1/17	76,367
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, Series C, Prerefunded 6/15/12 @ 100, (NPFG Insured),
	5.00% due 6/15/16	208,406

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.00% due 7/1/19	$274,968
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.25% due 7/1/20	437,192
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/01/15 @ 100,
	5.00% due 7/1/32	696,606
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.00% due 7/1/18	986,858
205,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.00% due 7/1/14	231,535
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.125% due 7/1/21	490,765
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.00% due 9/1/14	548,170
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.25% due 7/1/17	574,945
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, Series A, (AGMC Insured),
	5.00% due 9/1/16	552,590
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.00% due 7/1/17	271,938
400,000	New Jersey State Educational Facilities Authority, William Patterson University, Series E, Prerefunded 7/1/12 @ 100, (XLCA Insured),
	5.25% due 7/1/20	418,068
165,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series B, (AGMC Insured),
	5.75% due 11/1/11	165,660

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$100,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	$103,903
	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured):
400,000	5.50% due 12/15/15	461,772
400,000	5.50% due 12/15/16	462,572
350,000	New Jersey State Transportation Trust Fund Authority, Series C, (NPFG Insured), Prerefunded 6/15/15 @ 100,
	5.25% due 6/15/17	408,530
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC and NPFG Insured),
	5.00% due 6/15/17	277,882
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity,
	5.50% due 6/15/13	109,618
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured),
	5.25% due 6/15/14	623,447
360,000	New Jersey State Turnpike Authority, Turnpike Revenue, Refunded Balance, Series A, (NPFG Insured), Escrowed to Maturity,
	6.00% due 1/1/14	406,861
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.00% due 1/1/17	456,724
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.25% due 7/1/14	777,865
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.50% due 7/15/14	494,243
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.50% due 1/1/16	348,210
400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (NPFG Insured), Prerefunded 1/1/14 @ 100,
	5.00% due 1/1/37	442,768
580,000	Northern Highlands, NJ, Regional High School District, General Obligation Unllimited,
	4.00% due 6/15/18	654,861

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured):
$150,000	5.00% due 4/1/12	$154,658
710,000	5.00% due 4/1/16	820,845
600,000	Pequannock Township, NJ, General Obligation Unlimited, (NPFG Insured),
	4.00% due 10/15/16	671,232
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.00% due 2/1/18	615,329
300,000	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/12 @ 100,
	6.00% due 6/1/37	314,628
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100:
335,000	6.75% due 6/1/39	374,064
225,000	7.00% due 6/1/41	252,223
610,000	6.25% due 6/1/43	675,551
400,000	Union County, NJ, General Obligation Unlimited,
	5.00% due 3/1/16	466,436
500,000	Union County, NJ, Prerefunded 3/1/12 @ 100,
	5.00% due 3/1/17	514,240
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured),
	5.00% due 2/1/15	528,595
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.00% due 9/15/15	621,848

		31,435,875

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)

Pennsylvania — 1.7%
$435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
5.25% due 7/1/16[1]	$465,620
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured),
5.00% due 7/1/13[1]	123,289

588,909

TOTAL MUNICIPAL BONDS (Cost $31,892,942)	33,107,554

TOTAL INVESTMENTS (Cost $31,892,942)[3]	97.3%	$33,107,554
OTHER ASSETS IN EXCESS OF LIABILITIES	2.7	910,324

NET ASSETS	100.0%	$34,017,878

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] When-issued security.
[3] Aggregate cost for federal tax purposes was $31,892,942.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation
XLCA — XL Capital Assurance, Inc.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of July 31, 2011, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The New Jersey Muni Portfolio is classified as non-diversified and the Muni Intermediate Portfolio is classified as diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding industries at Level 2 at July 31, 2011. For the quarter ended July 31, 2011, there were no transfers between Levels 1 and 2.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2.	Unrealized Appreciation/(Depreciation)

As of July 31, 2011, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$4,987,207	$320,852	$4,666,355
New Jersey Muni Portfolio	1,226,842	12,230	1,214,612

3.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities.

The New Jersey Muni Portfolio is more susceptible to factors adversely affecting issuers of the region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

4.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The implementation of the disclosures required by the ASU did not have a material effect on the Fund’s financial statement disclosures.

5.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to July 31, 2011, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS
By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date 9/21/11
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Mary Ann B. Wirts
By (Signature and Title)	Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date 9/21/11